Financial Instruments and Derivatives - Liquidity Risk (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Letter of credit amount outstanding	$ 8.0	$ 7.5
Cash	15.3	62.4	$ 13.4
Liquidity risk
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	532.9	613.3
Dividends payable	16.5	16.8
Derivative liabilities		58.1
Senior guaranteed notes	2,253.7	2,058.0
Bank credit facilities	2,236.9	2,415.0
Undrawn borrowing facilities	1,620.0
Letter of credit amount outstanding	8.0
Cash	15.3
Liquidity risk | 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	532.9	613.3
Dividends payable	16.5	16.8
Derivative liabilities		55.6
Senior guaranteed notes	156.9	126.0
Bank credit facilities	108.2	98.3
Liquidity risk | 2 to 3 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0.0	0.0
Dividends payable	0.0	0.0
Derivative liabilities		2.5
Senior guaranteed notes	486.7	371.1
Bank credit facilities	2,128.7	2,316.7
Liquidity risk | 4 to 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0.0	0.0
Dividends payable	0.0	0.0
Derivative liabilities		0.0
Senior guaranteed notes	767.0	512.0
Bank credit facilities	0.0	0.0
Liquidity risk | More than 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0.0	0.0
Dividends payable	0.0	0.0
Derivative liabilities		0.0
Senior guaranteed notes	843.1	1,048.9
Bank credit facilities	$ 0.0	$ 0.0